SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX
AMERICA • ASIA PACIFIC • EUROPE

March 23, 2021

VIA EDGAR

Ms. Deborah L. O’Neal Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:     Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock ETF Trust (the “Trust”) on behalf of its series, BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF

Dear Ms. O’Neal:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) on behalf of its series BlackRock U.S. Carbon Transition Readiness ETF (“U.S. CTR”) and BlackRock World ex U.S. Carbon Transition Readiness ETF (“World ex U.S. CTR,” and together with U.S. CTR, each a “Fund” and collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on March 23, 2021.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) making certain other non-material changes which the Fund deemed appropriate.

The Amendment also includes interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in the Amendment.

We have reviewed the Amendment and represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business  as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

March 23, 2021

The Amendment also contains the Trust’s responses to the telephonic comments provided by Ms. Deborah L. O’Neal and Ms. Elena Stojic of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on February 23, 2021 regarding the Trust’s Post-Effective Amendment No. 17 to its Registration Statement filed with the Commission on January 7, 2021 pursuant to Rule 485(a) under the Securities Act. The Staff’s comments are described below and have been summarized to the best of our understanding. In addition and as discussed with the Staff, we are adding disclosure to the Amendment on screening for good governance and a risk factor on sustainability. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus

Comment 1:    Since each Fund includes “Carbon Transition Readiness” in its name, the Staff requests that each Fund consider adding an 80% investment policy in compliance with Rule 35d-1 under the 1940 Act (the “Names Rule”). In applying the 80% test, please revise the Funds’ disclosure to explain whether issuers that score poorly in carbon transition readiness tests would be included in the 80% portion. Furthermore, given the Funds’ relative weighting of issuers against their respective Underlying Indexes, please disclose whether an underweighted issuer would be included in the 80% portion.

Response:    Each Fund respectfully declines to add an 80% policy in relation to the use of “Carbon Transition Readiness” in its name. The Names Rule requires a fund to adopt an 80% investment policy in certain circumstances, including instances where the fund’s name suggests it focuses its investments in a particular type of investment, a particular industry or a particular country or geographic area, or instances where the fund’s name suggests it is exempt from certain taxes. Each Fund believes that the use of “Carbon Transition Readiness” in its name does not fall into any of those categories, as the term “Carbon Transition Readiness” does not suggest a focus on any particular type of investment, industry, country, geographic area or tax status. Rather, the term “Carbon Transition Readiness” in the Funds’ names refers to each Fund’s investment strategies and process, pursuant to which the Fund’s investment adviser seeks to overweight, relative to its Underlying Index, portfolio securities that it believes are best positioned to benefit from the transition to a low-carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. The Funds believe this view is consistent with the adopting release for the Names Rule and the “Staff’s Frequently Asked Questions about Rule 35d-1” which clarify that the requirement to include an 80% investment policy does not apply to various terms in fund names that signify types of investment strategies as opposed to particular

March 23, 2021

types of investments. In addition, the Funds are aware that the SEC has requested comments on the subject of the Names Rule, noting that industry practice is mixed as to whether environmental, social and/or governance (“ESG”) considerations are treated as an investment strategy and exempt from the Names Rule or treated as a type of investment and subject to the Names Rule.1 The U.S. CTR will have an 80% policy with respect to the use of “U.S.” in the Fund’s name.

Comment 2:    The Staff notes that each Fund seeks to outperform the price and yield performance of its respective Underlying Index. For each Fund, please revise the Fund’s disclosure to clarify whether the Fund seeks to outperform its Underlying Index before or after including Fund expenses.

Response:    Each Fund has revised its disclosure to clarify that the Fund seeks to outperform the price and yield performance of its Underlying Index before including Fund expenses.

Comment 3:    For each Fund, please add a risk factor specific to investing with a focus on ESG or carbon transition readiness.

Response:     As previously discussed with the Staff, each Fund has added a risk factor on sustainability. Each Fund has also added the following risk factor:

Low Carbon Exposure Investment Strategy Risk. The Fund’s strategy of investing in securities of companies with low carbon exposure limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon exposure investment strategy may result in the Fund investing in securities or industry sectors that underperform the market. Investing in a portfolio of securities of companies with low carbon exposure may affect the Fund’s exposure to certain types of investments, particularly in the energy and transportation sectors or related industries, and may impact the Fund’s relative investment performance, depending on whether such investments are in or out of favor in the market. In addition, the Fund’s focus on companies with low current carbon emissions and limited exposure to fossil fuel reserves might result in certain issuers being excluded from the Fund’s portfolio.

[1]	SEC, Request for Comments on Fund Names, Release No. IC–33809 (Mar. 6, 2020), https://www.sec.gov/rules/other/2020/ic-33809.pdf.

March 23, 2021

Comment 4:    Each Fund has principal risk factors regarding investing in derivatives contracts, futures contracts, options and swap agreements, however, these investments are not discussed in the principal investment strategies sections. Please consider adding a discussion of these types of investments in the principal investment strategies sections for each Fund.

Response:     Each Fund may use derivatives for efficient portfolio management. Each Fund has added the appropriate disclosure to its principal investment strategies.

Comment 5:    In each Fund’s principal investment strategies sections, please consider adding a discussion of the due diligence practices the investment adviser follows when it applies the Low Carbon Economy Transition Readiness (“LCETR”) strategy to particular issuers including, as applicable, the level of the investment adviser’s engagement with individual issuers and the use of data from third-party service providers to conduct screening.

Response:     To clarify its methodology and the types of ESG characteristics that are considered, each Fund has amended its disclosure in the section of the prospectus entitled “More Information About the Funds—Investment Process” as follows:

“BFA seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to environmental, social and governance (“ESG”) characteristics in the portfolio construction process.

To determine each Fund’s investable universe, BFA will first seek to screen out certain companies based on certain ESG criteria determined by BFA. Such screening criteria includes certain companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds, as determined by BFA. To identify screened companies, Fund management may use information that may be sourced from public disclosures, company websites, academic institutions, government agencies, the media and third-party service providers. Fund management adheres to a standard research and review process to assess any external information which may be utilized in the investment process.”

Comment 6:    If the investment adviser uses any other methodologies other than LCETR to select securities, please consider describing such methodologies.

Response:     As previously discussed with the Staff, each Fund has updated its principal investment strategies to explain that the investment adviser evaluates issuers according to the “good governance criteria” where relevant data is available and as appropriate given the type of issuer.

March 23, 2021

Comment 7:    With respect to each Fund, please consider disclosing, if applicable, that the Fund will invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.

Response:     Each Fund has added disclosure such that it may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.

Comment 8:    With respect to each Fund, please consider expanding the disclosure in the principal investment strategies section to clarify which particular industries might be overweighted or underweighted pursuant to the LCETR strategy, if applicable. In addition, if a Fund expects to overweight a particular industry, please consider describing the risks of investing in that industry.

Response:     Each Fund believes the disclosure as written is accurate. Each Fund may overweight or underweight any particular industry depending on various factors.

Comment 9:    Each Fund discloses that its investments can include master limited partnerships (“MLPs”). Please confirm in correspondence that interests purchased by the Funds in MLPs will consist of limited partnership interests and not general partnership interests.

Response:     Interests purchased by the Funds in MLPs will consist of limited partnership interests and not general partnership interests.

Comment 10:    Please consider disclosing in the Funds’ Statement of Additional Information how the Funds intend to approach ESG-related proxy voting issues when they vote proxies for portfolio companies.

Response:     Please see the sections entitled “Environmental and social issues” and “Climate risk” in Appendix A2 to the SAI (pages A-9 & A-10) and the sections entitled “ENVIRONMENTAL AND SOCIAL ISSUES” and “Climate risk” in Appendix A3 to the SAI (pages A-28 and A-29) for a description about how the Funds’ investment adviser intends to approach ESG-related proxy voting issues when the Funds vote proxies for portfolio companies.

March 23, 2021

Comment 11:    With respect to World ex U.S. CTR, please confirm in correspondence whether all or most of the securities purchased by the Fund will be components of the MSCI World ex USA Index.

Response:     All of the securities purchased by World ex U.S. CTR will be components of, or derivatives or other instruments related to, the components of the MSCI World ex USA Index.

Comment 12:    The “Investment Process” section of the Funds’ prospectus describes the type of analyses conducted for fossil fuels and clean technology as follows:

•	Fossil Fuels – Analyzes an issuer’s involvement in the extraction, refinery, generation and ownership of carbon emitting energy.

•	Clean Technology – Analyzes an issuer’s involvement in renewable energy, energy efficiency, green building and low carbon transport.

For each type of analysis, please consider revising the disclosure to clarify what is meant by “issuer’s involvement.”

Response:     The Funds have revised their disclosure as follows:

•	Fossil Fuels – Analyzes whether an issuer is in the business of fossil fuel extraction, refinery and generation or owns fossil fuel reserves.

•	Clean Technology – Analyzes whether an issuer is in the business of renewable energy, energy efficiency, green building and low carbon transport.

Comment 13:    With respect to World ex U.S. CTR, please confirm in correspondence whether the investment adviser maintains the books and records to support the prior performance calculation for the SMA referenced in the prospectus as required by Rule 204-2(a)(16) under the Investment Advisers Act of 1940, as amended.

Response:    The SMA performance described in the “Prior Performance of BlackRock” section of the prospectus is the composite performance of two SMAs with the same strategy. The Fund has revised its disclosure in this section accordingly. The Fund’s investment adviser maintains the books and records to support the prior performance calculation for the SMAs referenced in the prospectus as required by Rule 204-2(a)(16) under the Investment Advisers Act of 1940, as amended.

March 23, 2021

Comment 14:    With respect to World ex U.S. CTR, in the “Prior Performance of BlackRock” section of the prospectus, please consider revising the disclosure to indicate the method of performance calculation used to compute the performance shown for the SMA. If a method other than the SEC standard method was used, please consider disclosing how that method differs from the SEC standard method.

Response:     In calculating the average annual total returns shown for the composite of the SMAs, the CFA Institute’s Global Investment Performance Standards (“GIPS®”) was used. The Fund believes GIPS® is an appropriate method to use for presenting returns. The Fund has revised its disclosure in the “Prior Performance of BlackRock” section to read as follows:

“The following table sets forth performance data relating to the historical performance of the composite of the SMAs. The Fund’s calculations are compliant with the CFA Institute’s Global Investment Performance Standards (“GIPS®”) and the Fund has prepared and presented the composite performance in compliance with the GIPS® standards. The Fund uses a time-weighted linked rate of return formula with adjustments for cash flows to calculate rates of return. Trade date accounting has been used since the inception of the composite. The currency used to calculate performance is U.S. dollars. Net performance reflects the deduction of the highest management fee per the strategy fee schedule. The standard management fee schedule for this strategy for an institutional investor is 0.25% of all assets. The data illustrates the past performance of the portfolio management team in managing a substantially similar account as measured against the MSCI World ex USA Index.”

Comment 15:    With respect to World ex U.S. CTR, please confirm in correspondence if the fees of the SMA were lower than the fees shown in the Fund’s fee table. If so, please consider disclosing that if the SMA were subject to the fees shown in the Fund’s fee table, the performance shown for the SMA in the Fund’s prospectus would have been lower. Also, please confirm in correspondence whether the performance shown for the SMA is net of all sales loads applicable to the SMA. If no sales loads were applicable to the SMA, please confirm this fact in correspondence.

Response:     With respect to World ex U.S. CTR, the fees of the SMAs were lower than the fees shown in the Fund’s fee table. The Fund has added disclosure that if the SMAs were subject to the fees shown in the Fund’s fee table, the performance shown for the SMAs in the table below would have been lower. No sales loads were applicable to the SMAs.

March 23, 2021

Comment 16:    With respect to World ex U.S. CTR, the “Prior Performance of BlackRock” section of the prospectus states that there are “differences in the screens to be applied by World ex U.S. CTR and those applied by the SMA in excluding investments in issuers in specific industries.” Please consider disclosing, if applicable, that such differences in the screens would not have a material effect on the disclosed performance. Further, please confirm in correspondence, if applicable, that the differences do not alter the Fund’s conclusion that the Fund and the SMA are managed in a substantially similar manner.

Response:    Disclosure has been added in substance that the differences in the screens to be applied by World ex U.S. CTR and those applied by the SMAs in excluding investments in issuers in specific industries would not have a material effect on the disclosed performance. Further, the Trust confirms that the differences do not alter the Fund’s conclusion that the Fund and the SMAs are managed in a substantially similar manner.

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn
Dean Caruvana
John A. MacKinnon